Share-based payments	12 Months Ended
Jun. 30, 2021
Disclosure Of Sharebased Payment Arrangements [Abstract]
Share-based payments

17. Share-based payments

The Company has adopted an Employee Share Option Plan (“ESOP”) and a Loan Funded Share Plan (“LFSP”) (together, “the Plans”) to foster an ownership culture within the Company and to motivate senior management and consultants to achieve performance targets. Selected directors, employees and consultants may be eligible to participate in the Plans at the absolute discretion of the board of directors, and in the case of directors, upon approval by shareholders. The Company has not issued new securities under the LFSP since July 1, 2015, as of December 16, 2019 all LFSP grants had reach their expiry date.

Grant policy

In accordance with the Company’s policy, options and loan funded shares are typically issued in three equal tranches. For issues granted prior to July 1, 2015 the length of time from grant date to expiry date was typically 5 years. Grants since July 1, 2015, are issued with a seven year term.

Options issued to employees generally vest based on performance or time conditions, or both. In the year ended June 30, 2021, senior executives were issued options that vest based on performance and time conditions. These options are required to satisfy certain pre-specified performance conditions and time-based vesting conditions prior to vesting. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met. For time-based vesting options, the first tranche typically vests 12 months after grant date, the second tranche 24 months after grant date, and the third tranche 36 months after grant date.

The exercise price is determined by reference to the Company policy. Generally the exercise price is the higher of the volume weighted average share price of the five ASX trading days up to Board approval of the grant, and the last closing price of an ordinary share on the ASX at Board approval. In the case of options that have time-based vesting conditions only, the board of directors adds a 10% premium to the market price. Options with performance based vesting conditions are issued with no premium. The board of directors’ policy is not to issue options at a discount to the market price.

The aggregate number of options which may be issued pursuant to the ESOP must not exceed 10,000,000 with respect to US incentive stock options, and with respect to Australian residents, the limit imposed under the Australian Securities and Investments Commission Class Order 14/1000.

In addition, the LFSP which has not been issued since July 1, 2015 and as of December 16, 2019 all LFSP grants had reach their expiry date, has the following characteristics:

On grant date, the Company issues new equity (rather than purchasing shares on market), and the loan funded shares are placed in a trust which holds the shares on behalf of the employee. The trustee issues a limited recourse, interest free, loan to the employee which is equal to the number of shares multiplied by the price. A limited-recourse loan means that the repayment amount will be the lesser of the outstanding loan value (the loan value less any amounts that may have already been repaid) and the market value of the shares that are subject to the loan. The price is the amount the employee must pay for each loan funded share if exercised.

The trustee continues to hold the shares on behalf of the employee until the employee chooses to settle the loan pertaining to the shares and all vesting conditions have been satisfied, at which point ownership of the shares is fully transferred to the employee.

Any dividends paid by the Company, while the shares are held by the trustee, are applied as a repayment of the loan at the after-tax value of the dividend.

a.	Reconciliation of outstanding share based payments

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
32	10-Jul-15	30-Jun-22	AUD 4.20	2,268,334	—	(515,000)	—		1,753,334	1,753,334
33	26-Aug-15	16-Aug-22	AUD 4.05	75,000	—	—	—		75,000	75,000
34	27-Apr-16	06-Mar-23	AUD 2.80	2,638,334	—	(769,355)	(10,000)		1,858,979	1,858,979
34a	27-Apr-16	17-Apr-23	AUD 2.74	200,000	—	(116,666)	(83,334)		—	—
34b	31-Oct-16	06-Mar-23	AUD 2.80	200,000	—	—	—		200,000	200,000
35	30-Jun-16	30-Jun-22(2)	AUD 2.20	900,000	—	(900,000)	—		—	—
35a	18-Jul-20	30-Jun-22	AUD 2.86	—	1,500,000	—	—		1,500,000	1,500,000
36	06-Dec-16	05-Dec-23	AUD 1.31	923,000	—	(300,000)	—		623,000	623,000
36a	06-Dec-16	05-Dec-23	AUD 1.19	2,519,064	—	(426,668)	(141,666)	*	1,950,730	1,809,064
36b	13-Jan-17	12-Jan-24	AUD 1.65	300,000	—	(300,000)	—		—	—
37	28-Jun-17	27-Jun-24	AUD 2.23	150,000	—	(150,000)	—		—	—
38	16-Sep-17	15-Sep-24	AUD 1.54	66,666	—	(16,666)	—		50,000	50,000
38a	16-Sep-17	15-Sep-24	AUD 1.40	150,000	—	—	—		150,000	150,000
39	13-Oct-17	12-Oct-24	AUD 1.94	1,655,000	—	(565,000)	—		1,090,000	1,090,000
39a	13-Oct-17	12-Oct-24	AUD 1.76	1,302,425	—	(400,000)	—		902,425	902,425
40	24-Nov-17	23-Nov-24	AUD 1.41	750,000	—	—	—		750,000	750,000
40a	24-Nov-17	23-Nov-24	AUD 1.28	750,000	—	—	—		750,000	—
41	18-Jun-18	17-Jun-25	AUD 1.52	200,000	—	—	—		200,000	200,000
42	11-Jul-18	10-Jul-25	AUD 1.56	200,000	—	—	—		200,000	133,334
43	18-Jul-18	17-Jul-25	AUD 1.87	5,398,334	—	(944,998)	(251,670)	*	4,201,666	2,526,653
43b	18-Jul-18	17-Jul-25	AUD 1.87	350,000	—	—	—		350,000	233,334
44	15-Jul-18	14-Jul-25	AUD 1.72	300,000	—	(150,000)	—		150,000	50,000
45	30-Nov-18	29-Nov-25	AUD 1.33	590,000	—	—	—		590,000	393,332
46	19-Jan-19	18-Jan-26	AUD 1.45	5,000	—	(1,667)	—		3,333	1,667
47	19-Jan-19	18-Jan-26	AUD 1.45	150,000	—	—	—		150,000	150,000
48	04-Apr-19	03-Apr-26	AUD 1.48	300,000	—	—	—		300,000	200,000
49	20-Jul-19	19-Jul-26	AUD 1.62	4,690,000	—	(523,661)	(6,666)		3,638,671	1,030,310
49	20-Jul-19	19-Jul-26	AUD 1.62		—		(521,002)	*
49a	20-Jul-19	19-Jul-26	AUD 1.47	5,500,000	—	(800,002)	(700,000)	*	3,999,998	400,001
49b	20-Jul-19	19-Jul-26	AUD 1.47	1,346,667	—	—	—		1,346,667	448,889
49c	20-Jul-19	19-Jul-26	AUD 1.47	538,667	—	—	—		538,667	179,556
50	20-Jul-19	19-Jul-26	AUD 1.47	700,000	—	—	—		700,000	—
50a	20-Jul-19	19-Jul-26	AUD 1.47	400,000	—	—	—		400,000	—
51	29-Aug-19	28-Aug-26	AUD 1.47	150,000	—	—	—		150,000	—
52	29-Aug-19	28-Aug-26	AUD 1.62	400,000	—	—	—		400,000	133,333
53	29-Aug-19	28-Aug-26	AUD 1.47	800,000	—	—	—		800,000	266,667
54	25-Nov-19	24-Nov-26	AUD 1.98	845,000	—	(98,334)	(11,667)		295,000	98,334
54	25-Nov-19	24-Nov-26	AUD 1.98		—		(439,999)	*
55	29-May-19	28-May-26	AUD 1.48	450,000	—	(100,000)	—		350,000	300,000
56	18-Nov-19	17-Nov-26	AUD 1.83	200,000	—	—	—		200,000	66,666
57	25-Nov-19	24-Nov-26	AUD 1.80	100,000	—	—	—		100,000	100,000
58	25-Nov-19	24-Nov-26	AUD 1.98	450,000	—	—	—		450,000	150,000
59	24-Jan-20	23-Jan-27	AUD 3.38	—	65,000	—	(55,000)	*	10,000	3,333
60	17-Apr-20	16-Apr-27	AUD 2.51	—	57,660	—	(57,660)	*	—	—
61	17-Apr-20	16-Apr-27	AUD 2.51	—	250,000	—	(200,000)	*	50,000	16,666
63	18-May-20	17-May-27	AUD 4.02	—	1,200,000	—	—		1,200,000	400,000
63a	18-May-20	17-May-27	AUD 3.65	—	2,400,000	—	—		2,400,000	—
64	16-Jul-20	15-Jul-27	AUD 3.75	—	5,970,000	—	(1,690,000)	*	4,280,000	—
64a	16-Jul-20	15-Jul-27	AUD 3.41	—	3,400,000	—	(350,000)	*	3,050,000	—
64b	16-Jul-20	15-Jul-27	AUD 3.41	—	325,000	—	—		325,000	—
64c	16-Jul-20	15-Jul-27	AUD 3.41	—	350,000	—	—		350,000	—
64d	16-Jul-20	15-Jul-27	AUD 3.41	—	300,000	—	—		300,000	—
64e	16-Jul-20	15-Jul-27	AUD 3.41	—	1,200,000	—	—		1,200,000	—
65	26-Aug-20	25-Aug-27	AUD 5.76	—	140,000	—	(135,000)	*	5,000	—
66	11-Sep-20	10-Sep-27	AUD 4.78	—	200,000	—	—		200,000	—
67	08-Oct-20	07-Oct-27	AUD 3.84	—	240,000	—	(40,000)	*	200,000	—
68	20-Nov-20	19-Nov-27	AUD 3.60	—	200,000	—	—		200,000	—
69	20-Nov-20	19-Nov-27	AUD 3.60	—	100,000	—	—		100,000	100,000
71	17-Feb-21	16-Feb-28	AUD 2.67	—	250,000	—	—		250,000	—
73	30-Jun-21	30-Aug-21	AUD 0.00	—	45,746	—	—		45,746	45,746
June 30, 2021				38,911,491	18,193,406	(7,078,017)	(4,693,664)		45,333,216	18,389,623
Weighted average share purchase price				AUD 1.86	AUD 3.56	AUD 2.06	AUD 2.76		AUD 2.42	AUD 2.15

(1)	The dates presented in the grant date column represent the date on which board approval was obtained. For valuation dates per IFRS 2, refer to Note 17(c).
(2)

Based on the amended terms, the incentive rights granted pursuant to the Equity Facility Agreement with Kentgrove Capital, dated June 30, 2016, will expire thirty six months after the effective date, July 1, 2019.

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed /Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
INC	07-Dec-10	26-Oct-19	USD 0.340	319,892	—	(319,892)	—		—	—
25b	12-Dec-14	31-Oct-19	AUD 4.49	50,000	—	—	(50,000)		—	—
28/LF13	09-Oct-14	08-Oct-19	AUD 4.52	75,000	—	—	(75,000)		—	—
29	25-Nov-14	24-Nov-19	AUD 4.00	240,000	—	—	(240,000)		—	—
LF14	06-Jan-15	16-Dec-19	AUD 4.66	150,000	—	—	(150,000)		—	—
31b	12-May-15	16-Feb-20	AUD 4.28	200,000	—	—	(200,000)		—	—
32	10-Jul-15	30-Jun-22	AUD 4.20	2,308,334	—	—	(40,000)		2,268,334	2,268,334
33	26-Aug-15	16-Aug-22	AUD 4.05	75,000	—	—	—		75,000	75,000
34	27-Apr-16	06-Mar-23	AUD 2.80	3,193,334	—	(475,000)	(70,000)		2,638,334	2,638,334
34	27-Apr-16	06-Mar-23	AUD 2.80				(10,000)	*
34a	27-Apr-16	17-Apr-23	AUD 2.74	200,000	—	—	—		200,000	200,000
34b	31-Oct-16	06-Mar-23	AUD 2.80	200,000	—	—	—		200,000	200,000
35	30-Jun-16	18-Jan-21	AUD 2.20	1,500,000	—	(600,000)	—		900,000	900,000
36	06-Dec-16	05-Dec-23	AUD 1.31	1,670,000	—	(720,334)	(26,666)		923,000	923,000
36a	06-Dec-16	05-Dec-23	AUD 1.19	4,188,000	—	(1,527,270)	(141,666)		2,519,064	2,023,232
36b	13-Jan-17	12-Jan-24	AUD 1.65	300,000	—	—	—		300,000	300,000
37	28-Jun-17	27-Jun-24	AUD 2.23	150,000	—	—	—		150,000	150,000
38	16-Sep-17	15-Sep-24	AUD 1.54	100,000	—	(33,334)	—		66,666	33,334
38a	16-Sep-17	15-Sep-24	AUD 1.40	150,000	—	—	—		150,000	150,000
39	13-Oct-17	12-Oct-24	AUD 1.94	1,978,333	—	(310,000)	(13,333)		1,655,000	999,994
39a	13-Oct-17	12-Oct-24	AUD 1.76	1,900,000	—	(297,575)	(300,000)		1,302,425	1,302,425
40	24-Nov-17	23-Nov-24	AUD 1.41	750,000	—	—	—		750,000	500,000
40a	24-Nov-17	23-Nov-24	AUD 1.28	750,000	—	—	—		750,000	—
41	18-Jun-18	17-Jun-25	AUD 1.52	200,000	—	—	—		200,000	133,334
42	11-Jul-18	10-Jul-25	AUD 1.56	200,000	—	—	—		200,000	66,667
43	18-Jul-18	17-Jul-25	AUD 1.87	5,845,000	—	(389,999)	(9,999)		5,398,334	1,544,992
43	18-Jul-18	17-Jul-25	AUD 1.87				(46,668)	*
43b	18-Jul-18	17-Jul-25	AUD 1.87	—	350,000	—	—		350,000	116,667
44	15-Jul-18	14-Jul-25	AUD 1.72	300,000	—	—	—		300,000	100,000
45	30-Nov-18	29-Nov-25	AUD 1.33	590,000	—	—	—		590,000	196,666
46	19-Jan-19	18-Jan-26	AUD 1.45	5,000	—	—	—		5,000	1,667
47	19-Jan-19	18-Jan-26	AUD 1.45	150,000	—	—	—		150,000	150,000
48	04-Apr-19	03-Apr-26	AUD 1.48	—	300,000	—	—		300,000	100,000
49	20-Jul-19	19-Jul-26	AUD 1.62	—	4,810,000	—	(120,000)	*	4,690,000	—
49a	20-Jul-19	19-Jul-26	AUD 1.47	—	5,500,000	—	—		5,500,000	—
49b	20-Jul-19	19-Jul-26	AUD 1.47	—	1,346,667	—	—		1,346,667	—
49c	20-Jul-19	19-Jul-26	AUD 1.47	—	538,667	—	—		538,667	—
50	20-Jul-19	19-Jul-26	AUD 1.47	—	700,000	—	—		700,000	—
50a	20-Jul-19	19-Jul-26	AUD 1.47	—	400,000	—	—		400,000	—
51	29-Aug-19	28-Aug-26	AUD 1.47	—	300,000	(150,000)	—		150,000	—
52	29-Aug-19	28-Aug-26	AUD 1.62	—	400,000	—	—		400,000	—
53	29-Aug-19	28-Aug-26	AUD 1.47	—	800,000	—	—		800,000	—
54	25-Nov-19	24-Nov-26	AUD 1.98	—	845,000	—	—		845,000	—
55	29-May-19	28-May-26	AUD 1.48	—	450,000	—	—		450,000	300,000
56	18-Nov-19	17-Nov-26	AUD 1.83	—	200,000	—	—		200,000	—
57	25-Nov-19	24-Nov-26	AUD 1.80	—	100,000	—	—		100,000	—
58	25-Nov-19	24-Nov-26	AUD 1.98	—	450,000	—	—		450,000	—
June 30, 2020				27,737,893	17,490,334	(4,823,404)	(1,493,332)		38,911,491	15,373,646
Weighted average share purchase price				AUD 2.06	AUD 1.57	AUD 1.60	AUD 2.80		AUD 1.86	AUD 2.25

(1)	The dates presented in the grant date column represent the date on which board approval was obtained. For valuation dates per IFRS 2, refer to Note 17(c).
(2)	30a to 30i were granted as remuneration for the repurchase and cancellation of 2,985,000 LFSP during the year ended 30 June 2015 (see Note 17(b)).

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed /Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
INC	07-Dec-10	26-Oct-18	USD 0.305	26,108	—	(26,108)	—		—	—
INC	07-Dec-10	26-Oct-19	USD 0.340	319,892	—	—	—		319,892	319,892
17/LF3	09-Jul-12	08-Jul-18	AUD 6.67	150,000	—	—	(150,000)		—	—
22/LF8	04-Sep-13	27-Aug-18	AUD 6.26	225,000	—	—	(225,000)		—	—
25a (i&ii)	01-Jan-14	31-Dec-18	AUD 6.36	650,000	—	—	(650,000)		—	—
25b	12-Dec-14	31-Oct-19	AUD 4.49	50,000	—	—	—		50,000	50,000
27/LF12	05-Sep-14	30-Jun-19	AUD 4.71	2,045,000	—	—	(1,790,000)
27/LF12	05-Sep-14	30-Jun-19	AUD 4.71		—	—	(255,000)	*	—	—
28/LF13	09-Oct-14	08-Oct-19	AUD 4.52	75,000	—	—	—		75,000	75,000
29	25-Nov-14	24-Nov-19	AUD 4.00	240,000	—	—			240,000	240,000
30c(2)	25-Mar-15	20-Jan-19	AUD 4.98	135,000	—	—	(135,000)		—	—
30d(2)	25-Mar-15	25-Jan-19	AUD 4.98	300,000	—	—	(300,000)		—	—
30f(2)	25-Mar-15	25-Jan-19	AUD 4.98	200,000	—	—	(200,000)		—	—
30h(2)	25-Mar-15	30-Jun-19	AUD 4.69	400,000	—	—	(400,000)		—	—
30i(2)	25-Mar-15	30-Jun-19	AUD 4.44	600,000	—	—	(600,000)		—	—
LF14	06-Jan-15	16-Dec-19	AUD 4.66	150,000	—	—	—		150,000	150,000
31b	12-May-15	16-Feb-20	AUD 4.28	200,000	—	—	—		200,000	200,000
32	10-Jul-15	30-Jun-22	AUD 4.20	2,458,334	—	—	(150,000)	*	2,308,334	2,308,334
33	26-Aug-15	16-Aug-22	AUD 4.05	75,000	—	—	—		75,000	75,000
34	27-Apr-16	06-Mar-23	AUD 2.80	3,380,000	—	—	(186,666)	*	3,193,334	3,193,334
34a	27-Apr-16	17-Apr-23	AUD 2.74	200,000	—	—	—		200,000	200,000
34b	31-Oct-16	06-Mar-23	AUD 2.80	200,000	—	—	—		200,000	200,000
35	30-Jun-16	18-Jan-21	AUD 2.20	1,500,000	—	—	—		1,500,000	1,500,000
36	06-Dec-16	05-Dec-23	AUD 1.31	1,885,000	—	(75,000)	(140,000)	*	1,670,000	1,116,666
36a	06-Dec-16	05-Dec-23	AUD 1.19	4,400,000	—	(212,000)	—		4,188,000	3,000,502
36b	13-Jan-17	12-Jan-24	AUD 1.65	300,000	—	—	—		300,000	300,000
37	28-Jun-17	27-Jun-24	AUD 2.23	300,000	—	—	(150,000)	*	150,000	100,000
38	16-Sep-17	15-Sep-24	AUD 1.54	100,000	—	—	—		100,000	33,334
38a	16-Sep-17	15-Sep-24	AUD 1.40	150,000	—	—	—		150,000	150,000
39	13-Oct-17	12-Oct-24	AUD 1.94	2,215,000	—	—	(236,667)	*	1,978,333	668,330
39a	13-Oct-17	12-Oct-24	AUD 1.76	1,900,000	—	—	—		1,900,000	1,300,000
40	24-Nov-17	23-Nov-24	AUD 1.41	750,000	—	—	—		750,000	250,000
40a	24-Nov-17	23-Nov-24	AUD 1.28	750,000	—	—	—		750,000	—
41	18-Jun-18	17-Jun-25	AUD 1.52		200,000	—	—		200,000	66,667
42	11-Jul-18	10-Jul-25	AUD 1.56		200,000	—	—		200,000	—
43	18-Jul-18	17-Jul-25	AUD 1.87		5,970,000	—	(125,000)	*	5,845,000	—
44	15-Jul-18	14-Jul-25	AUD 1.72		300,000	—	—		300,000	—
45	30-Nov-18	29-Nov-25	AUD 1.33		590,000	—	—		590,000	—
46	19-Jan-19	18-Jan-26	AUD 1.45		5,000	—	—		5,000	—
47	19-Jan-19	18-Jan-26	AUD 1.45		150,000	—	—		150,000	75,000
June 30, 2019				26,329,334	7,415,000	(313,108)	(5,693,333)		27,737,893	15,572,059
Weighted average share purchase price				AUD 2.68	AUD 1.79	AUD 1.16	AUD 4.58		AUD 2.06	AUD 2.35

(1)	The dates presented in the grant date column represent the date on which board approval was obtained. For valuation dates per IFRS 2, refer to Note 17(c).
(2)	30a to 30i were granted as remuneration for the repurchase and cancellation of 2,985,000 LFSP during the year ended 30 June 2015 (see Note 17(b)).

The weighted average share price at the date of exercise of options exercised during the years ended June 30, 2021, 2020 and 2019 were AUD 4.42, AUD 3.47 and AUD 2.06 respectively. The weighted average remaining contractual life of share options and loan funded shares outstanding as of June 30, 2021, 2020 and 2019 were 4.49 years, 4.79 years and 4.53 years, respectively.

b.	Existing share-based payment arrangements

General terms and conditions attached to share based payments

Share options pursuant to the employee share option plan are generally granted in three equal tranches. For issues granted prior to July 1, 2015 the length of time from grant date to expiry date was typically 5 years. Grants since July 1, 2015, are issued with a seven year term. Vesting occurs based on achievement of performance conditions and/or progressively over the life of the option with the first tranche vesting one year from grant date, the second tranche two years from grant date, and the third tranche three years from grant date. On cessation of employment the Company’s board of directors determines if a leaver is a bad leaver or not. If a participant is deemed a bad leaver, all rights, entitlements and interests in any unexercised options or shares (pursuant to the loan funded share plan) held by the participant will be forfeited and will lapse immediately. If a leaver is not a bad leaver they may retain vested options and shares (pursuant to the loan funded share plan), however, they must be exercised within 60 days of cessation of employment (or within a longer period if so determined by the Company’s board of directors), after which time they will lapse. Unvested options will normally be forfeited and lapse.

This policy applies to all issues shown in the above table with the exception of the following:

25a(i&ii)

Options were granted in two equal tranches and vested on the date that the option holder had direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

INC.

As part of the acquisition of Mesoblast, Inc., Mesoblast, Inc. options were converted to options of the Company at a conversion ratio of 63.978. The Mesoblast, Inc. option exercise price per option was adjusted using the same conversion ratio. All options vested on acquisition date (December 7, 2010), and will expire according to their original expiry dates (with the exception of options held by directors which were limited to an expiry date not exceeding four years from acquisition).

31b 35

Options were granted in two equal tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

Incentive rights granted pursuant to the Equity Facility Agreement with Kentgrove Capital, dated June 30, 2016, had fully vested on the agreement date and will expire thirty six months after the date of the issue of the incentive right. The terms of this agreement were amended on July 30, 2019. Under the amended terms, these incentive rights will expire thirty six months after the effective date of July 1, 2019.

35a

Additional incentive rights granted pursuant to the Amendment Deed of the Equity Facility Agreement with Kentgrove Capital, dated July 30, 2019, had fully vested on the agreement date and will expire thirty six months after the date of the issue of the incentive right.

36a & 36b

Options were granted in two or three equal tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

49a, 49b, 50, 50a, 53, 64b, 64c, 64d, 64e & 71

Options were granted two or three equal tranches and are required to satisfy certain pre-specified performance conditions and time-based vesting conditions prior to vesting. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

38a, 40a, 57 & 66

Options were granted in one tranche and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

39a

Options were granted in one or two equal tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

51

Options were granted in two equal tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

55

Options were granted in five tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

63a

Options were granted in three or eight tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

64a

Options were granted in one, two, three or five tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

69 & 73	Options were granted in one tranche and vested on the date on which board approval was obtained

Modifications to share-based payment arrangements

There were no modifications made to share-based payment arrangements during the years ended June 30, 2019, June 30, 2020,and June 30, 2021.

c.	Fair values of share based payments

The weighted average fair value of share options granted during the years ended June 30, 2021, 2020 and 2019 were AUD 1.42, AUD 1.07 and AUD 0.95, respectively.

The fair value of all shared-based payments made has been calculated using the Black-Scholes model. This model requires the following inputs:

Share price at acceptance date

The share price used in valuation is the share price at the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement. This price is generally the volume weighted average share price for the five trading days leading up to the date.

Exercise price

The exercise price is a known value that is contained in the agreements.

Share price volatility

The model requires the Company’s share price volatility to be measured. In estimating the expected volatility of the underlying shares our objective is to approximate the expectations that would be reflected in a current market or negotiated exchange price for the option. Historical volatility data is considered in determining expected future volatility.

Life of the option

The life is generally the time period from grant date through to expiry. Certain assumptions have been made regarding “early exercise” i.e. options exercised ahead of the expiry date, with respect to option series 14 and later. These assumptions have been based on historical trends for option exercises within the Company and take into consideration exercise trends that are also evident as a result of local taxation laws.

Dividend yield

The Company has yet to pay a dividend so it has been assumed the dividend yield on the shares underlying the options will be 0%.

Risk free interest rate

This has been sourced from the Reserve Bank of Australia historical interest rate tables for government bonds.

Model inputs

The model inputs for the valuations of options approved and granted during the year ended June 30, 2021 are as follows:

Series	Valuation date(1)	Exercise price per share AUD	Share price at acceptance date AUD	Expected share price volatility	Life(2)	Dividend yield	Risk-free interest rate
61	28-Jul-20	2.51	3.60	60.95%	6.1 yrs	0%	0.44%
63	08-Apr-21	4.02	2.21	66.74%	5.5 yrs	0%	0.65%
63a	05-Jul-21	3.65	2.03	66.45%	5.3 yrs	0%	0.72%
64	28-Jul-20	3.75	3.60	60.95%	6.3 yrs	0%	0.44%
64a	05-Jul-21	3.41	2.03	66.45%	5.5 yrs	0%	0.72%
64b	30-Jun-21	3.41	2.09	66.48%	5.5 yrs	0%	0.77%
64c	25-Nov-20	3.41	4.12	65.36%	6.0 yrs	0%	0.30%
64d	30-Jun-21	3.41	2.09	66.48%	5.5 yrs	0%	0.77%
64e	05-Jul-21	3.41	2.03	66.45%	5.5 yrs	0%	0.72%
65	25-Sep-20	5.76	5.02	63.16%	6.3 yrs	0%	0.34%
66	16-Oct-20	4.78	3.24	65.17%	6.3 yrs	0%	0.27%
67	10-Nov-20	3.84	3.22	65.06%	6.3 yrs	0%	0.30%
68	24-Dec-20	3.60	2.38	67.22%	6.3 yrs	0%	0.35%
69	24-Dec-20	3.60	2.38	67.22%	6.3 yrs	0%	0.35%
71	29-Mar-21	2.67	2.35	66.81%	6.2 yrs	0%	0.66%
73	30-Jun-21	0.00	2.09	66.48%	0.2 yrs	0%	0.77%

(1)

Valuation date is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement.

(2)	Expected life after factoring likely early exercise.

The closing share market price of an ordinary share of Mesoblast Limited on the ASX as of June 30, 2021 was AUD 1.98.

The model inputs for the valuations of options approved and granted during the year ended June 30, 2020 are as follows:

Series	Valuation date(1)	Exercise price per share AUD	Share price at acceptance date AUD	Expected share price volatility	Life(2)	Dividend yield	Risk-free interest rate
43b	14-May-20	1.87	3.55	60.39%	4.5 yrs	0%	0.37%
49	17-Sep-19	1.62	1.93	54.10%	6.1 yrs	0%	0.89%
49a	15-Mar-20	1.47	1.87	55.48%	5.8 yrs	0%	0.56%
49a	17-Dec-19	1.47	1.93	53.65%	5.9 yrs	0%	0.82%
49b	27-Nov-19	1.47	1.83	53.85%	6.3 yrs	0%	0.73%
49c	27-Nov-19	1.47	1.83	53.85%	6.3 yrs	0%	0.73%
50	13-Sep-19	1.47	1.88	54.02%	6.1 yrs	0%	0.93%
50a	16-Sep-19	1.47	2.03	54.21%	6.1 yrs	0%	0.95%
51	28-Mar-20	1.47	1.17	55.60%	5.7 yrs	0%	0.45%
52	17-Dec-19	1.62	1.93	53.65%	6.0 yrs	0%	0.82%
53	26-Mar-20	1.47	1.17	58.30%	5.8 yrs	0%	0.47%
54	28-Jan-20	1.98	2.86	56.63%	6.1 yrs	0%	0.71%
56	27-Nov-19	1.83	1.83	53.80%	6.3 yrs	0%	0.73%
57	25-Nov-19	1.80	1.80	53.82%	6.3 yrs	0%	0.82%
58	10-Apr-20	1.98	1.97	57.65%	5.9 yrs	0%	0.45%
59	24-May-20	3.38	3.79	60.56%	6.0 yrs	0%	0.40%
60	25-May-20	2.51	3.79	60.56%	6.2 yrs	0%	0.40%

(1)

Valuation date is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement.

(2)	Expected life after factoring likely early exercise.

The closing share market price of an ordinary share of Mesoblast Limited on the ASX as of June 30, 2020 was AUD 3.25.

The model inputs for the valuations of options approved and granted during the year ended June 30, 2019 are as follows:

Series	Valuation date(1)	Exercise price per share AUD	Share price at acceptance date AUD	Expected share price volatility	Life(2)	Dividend yield	Risk-free interest rate
41	03-Sep-18	1.52	1.52	52.31%	5.8 yrs	0%	2.16%
43	24-Oct-18	1.87	1.70	52.78%	5.9 yrs	0%	2.27%
44	17-Jan-19	1.72	1.59	54.40%	5.6 yrs	0%	1.91%
45	20-Dec-18	1.33	1.33	54.11%	6.1 yrs	0%	2.01%
46	07-Jun-19	1.45	1.33	53.92%	5.8 yrs	0%	1.14%
47	04-Jun-19	1.45	1.33	53.95%	5.8 yrs	0%	1.19%
48	04-Apr-19	1.48	1.49	54.22%	6.1 yrs	0%	1.50%
55	29-May-19	1.48	1.48	53.98%	6.3 yrs	0%	1.18%

(1)

Valuation date is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement.

(2)	Expected life after factoring likely early exercise.

The closing share market price of an ordinary share of Mesoblast Limited on the ASX as of June 30, 2019 was AUD 1.48.